CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and bank balances	$ 52,228	$ 107,118
Trade receivables	11,290	8,973
Contract assets	1,313	3,686
Other receivables and prepayments	25,066	22,424
Loans to joint ventures	0	10
Derivative financial instruments	51	5,370
Inventories	15,278	13,909
Total current assets	105,226	161,490
Non-current assets
Restricted cash	4,342	6,649
Ships, property, plant and equipment	407,552	437,479
Right-of-use assets	26,039	32,467
Interest in joint ventures	8	13
Derivative financial instruments	0	611
Intangible assets	186	227
Other receivables and prepayments	860	380
Other investments	3,714	3,730
Deferred tax assets	1,304	2,123
Total non-current assets	444,005	483,679
Total assets	549,231	645,169
Current liabilities
Trade and other payables	29,599	33,874
Contract liabilities	4,369	8,441
Due to Joint Ventures	43	0
Lease liabilities	22,058	27,375
Bank loans and other borrowings	33,330	28,020
Retirement benefit obligations	125	124
Derivative financial instruments	138	704
Provisions	592	1,019
Income tax payable	423	786
Total current liabilities	90,677	100,343
Non-current liabilities
Trade and other payables	140	160
Lease liabilities	4,055	5,896
Bank loans and other borrowings	165,638	217,646
Retirement benefit obligation	1,272	1,489
Total non-current liabilities	171,105	225,191
Capital and reserves
Share capital	320,683	320,683
Other equity and reserves	(24,686)	(24,068)
Accumulated (losses) profit	(8,548)	23,020
Total equity	287,449	319,635
Total equity and liabilities	$ 549,231	$ 645,169